Net revenues (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue from External Customer [Line Items]
Revenue, Net, Total	¥ 8,363,724	$ 1,285,481	¥ 8,376,099	¥ 9,965,786
Other Revenues [Member]
Revenue from External Customer [Line Items]
Revenue, Net, Total	62,575	9,617	168,025	228,136
Sales of Electricity [Member] | Other Revenues [Member]
Revenue from External Customer [Line Items]
Revenue, Net, Total	¥ 33,532	$ 5,154	¥ 31,556	¥ 30,836